Description of the Business - Warrant Agreement with Brickell Key Investments, LP - Additional Information (Detail) - USD ($)	Jun. 30, 2024	May 23, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022	Oct. 11, 2022	Dec. 31, 2015
Nature Of Operations [Line Items]
Warrants or rights exercise price	$ 82.43		$ 121.88	$ 286.56
Common Class A [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share	$ 0.0001			$ 0.0001	$ 0.0001
Maximum amount of common shares to be purchased	5,500,000,000			5,500,000,000	5,500,000,000
Common stock issued	$ 2,000			$ 1,000
Warrants or rights exercise price	$ 287.5	$ 0.0001		$ 287.5
Common Class A [Member] | Claims Proceeds Investment Agreement [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share						$ 0.0025
Maximum amount of common shares to be purchased						2,666,667
Common stock issued						$ 6,666.67
Warrants [Member]
Nature Of Operations [Line Items]
Warrants or rights exercise price				$ 0.0025
Warrants [Member] | Claims Proceeds Investment Agreement [Member]
Nature Of Operations [Line Items]
Percentage of shares obtained through warrant						15.00%		15.00%
Warrant and rights outstanding						$ 80,000,000	$ 143,000,000
Warrants or rights exercise price						$ 30
Warrants [Member] | Common Class A [Member]
Nature Of Operations [Line Items]
Warrants or rights exercise price	$ 0.04